Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill, net
Schedule of Changes in Carrying Amount of Goodwill, net
Changes in the carrying amount of goodwill consist of the following:

($ in millions)	Global Lottery	Global Gaming	PlayDigital	Total
Balance at December 31, 2020	2,997	1,716	—	4,713
Segment realignment (1)	—	(265)	265	—
Foreign currency translation	(49)	(5)	(3)	(58)
Balance at December 31, 2021	2,948	1,446	261	4,656
Acquisitions	—	—	121	121
Divestitures	(250)	—	—	(250)
Foreign currency translation	(36)	(2)	(6)	(44)
Balance at December 31, 2022	2,662	1,444	376	4,482
(1) From July 1, 2020 to August 31, 2021, we operated under only two business segments: Global Lottery and Global Gaming.